Schedule II - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands		Sep. 30, 2025		Jun. 30, 2025	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents		$ 144,784			$ 173,220				$ 61,645
Other assets		5,194			16,368				8,441
Total assets		1,433,680			1,198,145				862,035
Liabilities:
Other liabilities and accrued expenses		25,744			26,688				28,669
Total liabilities		1,117,800			1,035,753				728,069
Members' equity:
Common stock	[1]	20			13
Retained earnings (accumulated deficit)		208,310	[1]		152,432	[1]			124,714
Accumulated other comprehensive loss		1,729	[1]		(327)	[1]			(1,035)
Total shareholders' equity		315,880	[1]	$ 301,874	162,392	[1]	$ 154,435	$ 148,893	133,966	$ 95,786
Total liabilities and shareholders' equity		$ 1,433,680			1,198,145				862,035
American Integrity Insurance Group, LLC [Member]
Assets
Cash and cash equivalents					16,901				8,300
Investment in subsidiaries					142,081				110,960
Intercompany note receivable					28,173				22,821
Other assets					440				0
Total assets					187,595				142,081
Liabilities:
Intercompany note payable					16,515				0
Deferred revenue					8,376				6,676
Other liabilities and accrued expenses					312				1,439
Total liabilities					25,203				8,115
Members' equity:
Retained earnings (accumulated deficit)					152,432				124,714
Accumulated other comprehensive loss					(327)				(1,035)
Total shareholders' equity					162,392				133,966
Total liabilities and shareholders' equity					187,595				142,081
American Integrity Insurance Group, LLC [Member] | Class B units [Member]
Temporary members' equity:
Class B units (27,900 authorized, issued and outstanding)					0				0
American Integrity Insurance Group, LLC [Member] | Class A units
Members' equity:
Common stock					10,287				10,287
American Integrity Insurance Group, LLC [Member] | Class C units
Members' equity:
Common stock					$ 0				$ 0

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of American Integrity Insurance Group, Inc. as a result of the Corporate Contribution. See Note 1 — “Nature of Operations and Basis of Presentation” and Note 13 — “Earnings Per Share.”